Premises, Equipment And Leases (Summary of Premises and Equipment) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Land	$ 67,442,000	$ 76,667,000
Buildings	343,797,000	360,133,000
Leasehold Improvements	31,270,000	32,404,000
Furniture, fixtures, and equipment	194,072,000	201,443,000
Premises and equipment, at cost	636,581,000	670,647,000
Less accumulated depreciation and amortization	360,962,000	367,651,000
Premises and equipment, net	$ 275,619,000	$ 302,996,000